Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Entity Registrant Name	HECLA MINING CO/DE/
Security 12b Title	Common Stock
Trading Symbol	HL
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000719413
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-8491
Entity Tax Identification Number	77-0664171
Entity Address, Address Line One	6500 North Mineral Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Coeur d’Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83815-9408
City Area Code	(208)
Local Phone Number	769-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false